UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
04/28/2011

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
103
Form 13F Information Table Value Total:
116,818,134.70




List of Other Included Managers:

No.  13F File Number
Name
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
FORM 13F INFORMATION TABLE
                                                     VALUE         SHARES/ SH/  PUT/ INVSTMTOTHER         VOTING AUTH.
NAME OF ISSUER                TITLE OF CLASSCUSIP    (x$1000)      PRN AMT PRN  CALL DSCRETNMANAGERSSOLE  SHARED      NONE

FMC Corp                      COM           302491303  2,191,766.68 25,807SH         OTHER          25,807
Iron Mountain Inc             COM           462846106  2,090,776.36 66,948SH         OTHER          66,948
Intercontinental Exchange Inc COM           45865V100  2,052,740.64 16,616SH         OTHER          16,616
AON Corporation               COM           37389103   2,050,934.36 38,726SH         OTHER          38,726
Gentiva Health Services       COM           37247a102  2,010,423.72 71,724SH         OTHER          71,724
MSCI Inc Class A              COM           55354g100  1,985,297.58 53,919SH         OTHER          53,919
McKesson Corp                 COM           58155Q103  1,949,560.98 24,662SH         OTHER          24,662
DG Fast Channel Inc.          COM           23326R109  1,909,800.51 59,329SH         OTHER          59,329
Tech Data                     COM           878237106  1,884,464.72 37,052SH         OTHER          37,052
Universal Health Services Inc COM           913903100  1,829,915.95 37,035SH         OTHER          37,035
Discovery Holding             COM           25468Y107  1,793,345.40 44,946SH         OTHER          44,946
Ameritrade Holding Corp       COM           87236Y108  1,762,740.93 84,463SH         OTHER          84,463
Aarons Inc                    COM           2535300    1,762,596.08 69,503SH         OTHER          69,503
Lubrizol Corp                 COM           549271104  1,749,179.48 13,057SH         OTHER          13,057
Monro Muffler Brake Inc       COM           610236101  1,746,710.34 52,963SH         OTHER          52,963
Amern Tower Corp Class A      COM           29912201   1,716,382.04 33,122SH         OTHER          33,122
Omnicom Group Inc.            COM           681919106  1,713,929.64 34,935SH         OTHER          34,935
Arch Capital Group            COM           11576290   1,707,952.61 17,219SH         OTHER          17,219
Ecolab Inc.                   COM           278865100  1,703,730.09 33,393SH         OTHER          33,393
QualComm                      COM           747525103  1,691,069.65 30,842SH         OTHER          30,842
Becton Dickinson & Co         COM           75887109   1,677,736.56 21,072SH         OTHER          21,072
Sohu.com Inc                  COM           83408W103  1,676,661.68 18,763SH         OTHER          18,763
CarMax                        COM           143130102  1,657,162.50 51,625SH         OTHER          51,625
Anadarko Petroleum            COM           32511107   1,654,584.52 20,198SH         OTHER          20,198
Affiliated Managers Group Inc.COM           8252108    1,644,706.06 15,038SH         OTHER          15,038
Bard C R Inc.                 COM           67383109   1,638,649.69 16,492SH         OTHER          16,492
Inland Real Estate Corp       COM           457461200  1,623,101.63170,136SH         OTHER          ######
Directv Class A               COM           02490A101  1,606,644.00 34,330SH         OTHER          34,330
Neustar                       COM           64126x201  1,574,883.86 61,567SH         OTHER          61,567
Seadrill Limited              COM           G7945E105  1,560,650.14 43,267SH         OTHER          43,267
Cognizant Tech                COM           192446102  1,549,367.60 19,034SH         OTHER          19,034
Intuit Inc                    COM           461202103  1,546,828.75 29,125SH         OTHER          29,125
Sigma-Aldrich Corporation     COM           826552101  1,483,141.85 23,305SH         OTHER          23,305
Torchmark Corp                COM           891027104  1,473,684.50 22,167SH         OTHER          22,167
Dun & Bradstreet              COM           26483E100  1,439,894.68 17,945SH         OTHER          17,945
PartnerRe Ltd                 COM           G6852T105  1,430,916.08 18,058SH         OTHER          18,058
Heinz (H.J.) Co.              COM           423074103  1,387,695.95 28,425SH         OTHER          28,425
Core Laboratories             COM           N22717107  1,384,160.64 13,548SH         OTHER          13,548
Resmed Inc                    COM           761152107  1,383,900.00 46,130SH         OTHER          46,130
Rogers Commun Inc Cl B        COM           775109200  1,349,520.90 37,075SH         OTHER          37,075
Tanger Factory Outlet Ctr     COM           875465106  1,343,626.44 51,205SH         OTHER          51,205
Celgene Corp                  COM           151020104  1,333,149.12 23,155SH         OTHER          23,155
Endurance Specialty Hldg      COM           g30397106  1,317,269.00 26,982SH         OTHER          26,982
Marvell Technology Group Ltd  COM           G5876H105  1,284,134.55 82,581SH         OTHER          82,581
Stericycle Inc                COM           858912108  1,262,660.80 14,240SH         OTHER          14,240
Darden Restaurants Inc        COM           237194105  1,244,741.91 25,336SH         OTHER          25,336
Westar Energy Inc             COM           95709T100  1,199,441.58 45,399SH         OTHER          45,399
Enersys                       COM           29275y102  1,195,521.00 30,076SH         OTHER          30,076
Hubbell Inc Class B           COM           443510201  1,152,674.84 16,228SH         OTHER          16,228
Iconix Brand Group Inc        COM           451055107  1,131,480.48 52,676SH         OTHER          52,676
Smucker J. M. Co.             COM           832696405  1,127,368.75 15,792SH         OTHER          15,792
Sirona Dental Systems Inc.    COM           82966C103  1,111,796.40 22,165SH         OTHER          22,165
Alexandria Real Est Eqty      COM           15271109   1,108,731.84 14,220SH         OTHER          14,220
Grand Canyon Education Inc    COM           3852M106   1,094,474.50 75,481SH         OTHER          75,481
DollarTree Inc.               COM           256747106  1,091,634.24 19,662SH         OTHER          19,662
Hancock Bank Opportunity Fund COM           409735107  1,086,217.90 62,678SH         OTHER          62,678
Buffalo Wild Wings Inc        COM           119848109  1,061,167.28 19,496SH         OTHER          19,496
Joseph A Bank Clothiers       COM           480838101  1,059,359.76 20,821SH         OTHER          20,821
Davita Inc                    COM           23918K108  1,053,910.75 12,325SH         OTHER          12,325
AGL Resources Inc.            COM           1204106    1,046,556.96 26,269SH         OTHER          26,269
Hansen Natural Corp.          COM           411310105  1,045,291.65 17,355SH         OTHER          17,355
Stantec Inc                   COM           85472N109  1,024,061.24 34,124SH         OTHER          34,124
Research in Motion Ltd        COM           760975102  1,022,356.28 18,082SH         OTHER          18,082
Synnex Corp                   COM           87162W100    998,657.76 30,512SH         OTHER          30,512
NSTAR                         COM           67019E107    992,150.54 21,443SH         OTHER          21,443
First Cash Financial Services COM           31942d107    991,865.60 25,696SH         OTHER          25,696
Rollins Inc                   COM           775711104    974,968.65 48,028SH         OTHER          48,028
American Water Works Co Inc   COM           30420103     913,645.55 32,572SH         OTHER          32,572
Catalyst Health Solutions     COM           14888b103    910,708.19 16,283SH         OTHER          16,283
Millicom Intl                 COM           l6388f110    892,060.32  9,276SH         OTHER           9,276
Hospitality Properties Trust  COM           44106M102    808,045.80 34,905SH         OTHER          34,905
Sunoco Logistics Ptnr LP      COM           86764l108    745,777.51  8,594SH         OTHER           8,594
Carter Inc                    COM           146229109    720,989.29 25,183SH         OTHER          25,183
Hospira Inc.                  COM           441060100    715,171.20 12,956SH         OTHER          12,956
Bunge Limited                 COM           G16962105    686,755.56  9,495SH         OTHER           9,495
Southern Co                   COM           842587107    668,843.00 17,550SH         OTHER          17,550
Rock Tenn Class A             COM           772739207    668,224.63  9,636SH         OTHER           9,636
Micros Systems                COM           594901100    655,441.80 13,260SH         OTHER          13,260
Ansys Inc                     COM           03662Q105    639,658.76 11,804SH         OTHER          11,804
IHS Inc.                      COM           451734107    601,192.50  6,774SH         OTHER           6,774
CoPart Inc.                   COM           217204106    597,174.06 13,782SH         OTHER          13,782
Illumina Inc                  COM           452327109    595,875.28  8,504SH         OTHER           8,504
Public Storage Inc.           COM           74460D109    570,869.30  5,147SH         OTHER           5,147
Bio Reference Labs New        COM           09057G602    566,071.44 25,226SH         OTHER          25,226
Dr Pepper Snapple Group Inc   COM           26138E109    499,226.21 13,435SH         OTHER          13,435
Hudson City Bancorp Inc       COM           443683107    493,186.32 50,949SH         OTHER          50,949
Deckers Outdoor Corp          COM           243537107    444,275.55  5,157SH         OTHER           5,157
Fiserv Inc.                   COM           337738108    426,684.16  6,803SH         OTHER           6,803
Artesian Res Corp Cl A        COM           43113208     423,240.40 21,716SH         OTHER          21,716
Expeditors Intl               COM           302130109    405,905.67  8,094SH         OTHER           8,094
Steris Corp.                  COM           859152100    381,908.78 11,057SH         OTHER          11,057
G.E. Pines Preferred          COM           369622485    354,034.03 13,601SH         OTHER          13,601
Enterprise Products Partners  COM           293792107    332,975.79  7,733SH         OTHER           7,733
Range Resources               COM           75281a109    327,551.38  5,603SH         OTHER           5,603
Assurant Inc                                04621X108    320,018.10  8,310                           8,310
Unisource Energy                            909205106    305,587.54  8,458                           8,458
World Fuel Services Corp                    981475106    288,290.39  7,099                           7,099
Hittite Microwave Corp                      43365Y104    283,521.42  4,446                           4,446
CATO Corp Cl A New                          149205106    282,632.00 11,536                          11,536
Aptargroup Inc                              38336103     238,618.80  4,760                           4,760
Haemonetics Corp                            405024100    224,998.82  3,433                           3,433
Pioneer Natural Resources Compa             723787107    217,199.98  2,131                           2,131
Praxair                                     74005P104    209,296.00  2,060                           2,060
                                                     116,818,134.70
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